Inx Token Liability (Details) - Schedule of a quantitative sensitivity analysis of certain inputs that are significant to the fair value measurement	12 Months Ended
Dec. 31, 2020
Price of the INX Ordinary share [Member]
Inx Token Liability (Details) - Schedule of a quantitative sensitivity analysis of certain inputs that are significant to the fair value measurement [Line Items]
Significant inputs	Price of the INX Ordinary share
Input used	December 2019: $0.98
Sensitivity of the input to fair value	10% increase (decrease) in the share price would result in increase (decrease) in fair value as of December 31, 2019 by $120.
Number of INX tokens expected to be issued in the Offering [Member]
Inx Token Liability (Details) - Schedule of a quantitative sensitivity analysis of certain inputs that are significant to the fair value measurement [Line Items]
Significant inputs	Number of INX tokens expected to be issued in the Offering
Input used	130 million
Sensitivity of the input to fair value	Decrease of 50 million in the number of INX Tokens would result in an increase in fair value as of December 31, 2019 by $559.